MARKETABLE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Marketable Securities [Abstract]
Schedule of financial assets measured at fair value through profit or loss
	June 30, 2023	December 31, 2022
	Unaudited	Audited

Corporate bonds and government treasury notes	-	6,375

	$-	$6,375